Other Non-Current Assets (Tables)	12 Months Ended
Dec. 31, 2023
Miscellaneous non-current assets [abstract]
Schedule of Other Non-Current Assets

	As of December 31,
(In thousands)	2022	2023
Deductible value-added tax	$159	$108
Prepayments for purchase of non-current assets	59	—
Others	34	24
	$252	$132